Loans and ACL - Summary of Nonperforming Assets and Residential Mortgage Loans in the Process of Foreclosure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable
Nonperforming	$ 1,380	$ 1,188
Foreclosed real estate	3	4
Other foreclosed property	54	58
Total nonperforming assets	1,488	1,250
Residential mortgage loans in the process of foreclosure	214	248
LHFS
Financing Receivable
Nonperforming	$ 51	$ 0